Income taxes - Schedule of Tax Loss Carryforwards (Details) $ in Millions	Apr. 03, 2022 CAD ($)
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 39.5
2038 and prior
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2.0
2039
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2.6
2040
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.5
2041
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.8
2042
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.2
2043 and thereafter
Tax Loss Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 9.4